Finance Leases (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Net Book Value of Leased Assets

As of December 31, 2013 and 2012, the net book value of the leased assets was as follows:

	December 31, 2013	December 31, 2012
Transport equipment and vehicles	592,371	562,092
Operating machinery and equipment	168,779	160,017
Construction in progress	540	13,989
Less: accumulated depreciation	(173,284)	(117,224)

Net value of property, plant and equipment, obtained under capital lease agreements	588,406	618,874

Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

The carrying amount and maturities of capital lease liabilities as of December 31, 2013 were as follows:

	Total payable	Interest	Net payable
Payable in 2014	174,182	(51,367)	122,815
Payable in 2015	139,489	(34,612)	104,877
Payable in 2016	95,040	(22,313)	72,727
Payable in 2017	76,498	(12,759)	63,739
Payable in 2018	59,640	(4,169)	55,471
Payable thereafter	73	(2)	71

Total capital lease liabilities	544,922	(125,222)	419,700